DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended								9 Months Ended
	Jun. 30, 2022 HKD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 SGD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 HKD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 SGD ($)	Jun. 30, 2021 AUD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 SGD ($)	Sep. 30, 2022 AUD ($)	Sep. 30, 2021 HKD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 SGD ($)	Sep. 30, 2021 AUD ($)
DEFINED CONTRIBUTION PLAN
Employee compensation and benefits expenses	$ 962,144				$ 447,394				$ 1,497,752				$ 785,177
China
DEFINED CONTRIBUTION PLAN
Total contributions		¥ 79,876				¥ 44,086			145,474	¥ 122,913			91,713	¥ 76,379
Hong Kong
DEFINED CONTRIBUTION PLAN
Total contributions	96,213				52,996
Employee compensation and benefits expenses	1,238				994				1,900				1,585
Singapore
DEFINED CONTRIBUTION PLAN
Total contributions	1,577		$ 275		$ 930		$ 160		2,310		$ 406		1,205		$ 207
Australia
DEFINED CONTRIBUTION PLAN
Total contributions	$ 413			$ 73				$ 0	$ 739			$ 133	$ 0			$ 0